PARENT-ONLY FINANCIALS - Registered Direct Offering (Details)												1 Months Ended	12 Months Ended
	Oct. 29, 2021 shares	May 13, 2021 USD ($)	May 11, 2021 USD ($) $ / shares	Feb. 10, 2021 USD ($)	Feb. 08, 2021 USD ($) $ / shares shares	Oct. 29, 2020 shares	Aug. 04, 2020 shares	Dec. 20, 2019 director $ / shares	Jul. 21, 2019 USD ($) $ / shares shares	Apr. 21, 2019 shares	Apr. 20, 2019 shares	Jun. 30, 2019 USD ($)	Mar. 31, 2021 shares	Nov. 30, 2021 $ / shares	Aug. 31, 2020 $ / shares	Aug. 18, 2020 $ / shares	Aug. 07, 2020 $ / shares	Jun. 21, 2020 shares	Aug. 15, 2019 $ / shares	Aug. 12, 2019 $ / shares	Aug. 11, 2019 $ / shares	Jun. 21, 2019 shares	Apr. 15, 2019 USD ($)
Class of Warrant or Right [Line Items]
Sale Of Aggregate Principal Amount Of Our Equity | $																							$ 80,000,000
Shares Issued, Price Per Share									$ 33.8
Proceeds from Issuance of Common Stock | $									$ 6,000,000.0
Net Proceeds From Issuance Of Stock | $									$ 5,100,000
Stock Issued During Period, Shares, New Issues | shares										178,136	1,781,360
Maximum adjustment price								$ 15.0
Quotient Percentage								100.00%
Number of lowest volume weighted average price | director								5
Original exercise price														$ 0.82
Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share									$ 3.38
Maximum adjustment price								$ 1.50
February 2021 Registered Direct Offering
Class of Warrant or Right [Line Items]
Original exercise price					$ 13.8
Class of warrant number of securities called by warrants | shares					38,044
Cash fee					7.50%
Net proceeds | $				$ 5,700,000
Offering expenses payable | $					$ 60,000
February 2021 Registered Direct Offering | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Original exercise price					$ 1.38
Class of warrant number of securities called by warrants | shares					380,435
February 2021 Registered Direct Offering | LLC and Axiom Capital Management, Inc
Class of Warrant or Right [Line Items]
Original exercise price					$ 17.25
Class of warrant number of securities called by warrants | shares					15,218
February 2021 Registered Direct Offering | LLC and Axiom Capital Management, Inc | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Original exercise price					$ 1.725
Class of warrant number of securities called by warrants | shares					152,174
Offering
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues | shares							1,200,000
Offering | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues | shares							12,000,000
Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Restricted stock units approved for issuance | shares						127,273
RSUs vested | shares	127,273					12,727
Restricted Stock Units (RSUs) [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
RSUs vested | shares						127,273
SeriesWarrants [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share																	$ 5.0
Original exercise price								15.00											$ 37.2
Class of warrant number of securities called by warrants | shares									133,602													133,603
SeriesWarrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share																	$ 0.50
Original exercise price								$ 1.50											$ 3.72
Class of warrant number of securities called by warrants | shares									1,336,021													1,336,021
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Proceeds from Issuance of Common Stock | $												$ 111
Original exercise price																				$ 0.001	$ 37.2
Class of warrant number of securities called by warrants | shares									111,632									111,632				111,632
Series B Warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Original exercise price																				$ 0.0001	$ 3.72
Class of warrant number of securities called by warrants | shares									1,116,320									1,116,320				1,116,320
May 2021 Registered Direct Offering
Class of Warrant or Right [Line Items]
Proceeds from Issuance of Common Stock | $		$ 5,800,000	$ 5,800,000
Original exercise price			$ 10.5
Warrants and Rights Outstanding, Term		5 years
May 2021 Registered Direct Offering | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share			0.1
Original exercise price			$ 1.05
Placement agent warrants [Member]
Class of Warrant or Right [Line Items]
Original exercise price															$ 5.0	$ 37.2
Placement agent warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Original exercise price															$ 0.50	$ 3.72
FT Global Capital, Inc. | May 2021 Registered Direct Offering
Class of Warrant or Right [Line Items]
Cash fee			7.50%
Placement agent warrants [Member] | May 2021 Registered Direct Offering
Class of Warrant or Right [Line Items]
Cash fee			7.50%
Common Stock [Member] | Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues | shares													111,319
Common Stock [Member] | Series B Warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues | shares													1,113,188